SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Supplemental Information Regarding Consolidated Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Cash paid for interest	$ 1,978	$ 470	$ 38
Cash payments of income taxes, net	11,284	8,232	1,260
Non-cash investing and financing transactions:
Accrued cash dividends payable to parent	0	0	35,000
Accrued but unpaid purchases of property and equipment	972	1,166	2,636
Inventory transfers to property and equipment	$ 1,474	$ 537	$ 894